GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)		Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)		Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Goodwill, opening	€ 264	[1]		€ 2,186
Reclassification to Long-lived assets held for sale	(137)			(1,892)
Net additions and foreign exchange differences	0			28
Impairment/write-offs	(117)			(58)
Goodwill, closing	10		$ 11	264	[1]
Software And Other Intangibles [Line Items]
Gross carrying amount	734			705
Accumulated amortization	(589)			(542)
Net book value	145			163	[1]	$ 166
International
Goodwill [Line Items]
Goodwill, opening	229			259
Reclassification to Long-lived assets held for sale	(122)			0
Net additions and foreign exchange differences	0			28
Impairment/write-offs	(105)			(58)
Goodwill, closing	2			229
Turkish Operations
Goodwill [Line Items]
Goodwill, opening	0			1,892
Reclassification to Long-lived assets held for sale				(1,892)
Net additions and foreign exchange differences				0
Impairment/write-offs				0
Goodwill, closing				0
Insurance
Goodwill [Line Items]
Goodwill, opening	3			3
Reclassification to Long-lived assets held for sale	0			0
Net additions and foreign exchange differences	0			0
Impairment/write-offs	0			0
Goodwill, closing	3			3
Other
Goodwill [Line Items]
Goodwill, opening	32			32
Reclassification to Long-lived assets held for sale	(15)			0
Net additions and foreign exchange differences	0			0
Impairment/write-offs	(12)			0
Goodwill, closing	5			32
Computer Software Intangible Asset
Software And Other Intangibles [Line Items]
Gross carrying amount	569			548
Accumulated amortization	(454)			(427)
Net book value	115			121
Other Intangible Assets
Software And Other Intangibles [Line Items]
Gross carrying amount	165			157
Accumulated amortization	(135)			(115)
Net book value	€ 30			€ 42

[1]	Restated